Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 25,445	$ 58,266	$ (400,740)
Adjustments required to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	32,127	25,915	23,680
Realized loss on sale of long-lived assets	136	689	92
Change in derivative instruments, net	(24)	(631)	(236)
Effect of exchange differences on intercompany balances	100	(2)
Foreign exchange effect of marketable securities and bank deposits	2,191	(447)	(4,588)
Adjustments to opening balance sheet (PPA)	(15,292)
Deferred income taxes, net	16,802	23,200	(38,413)
Decrease (increase) in trade receivables, net	37,482	(6,229)	21,683
Increase in other receivables, prepaid expenses and other	(4,774)	(3,010)	(7,235)
Increase in inventories, net	(16,922)	(2,069)	(27,219)
Decrease (increase) in income tax receivables	7,014	(2,441)	(9,090)
Increase (decrease) in trade payables	1,649	(2,129)	32,308
(Decrease) increase in other accounts payable and accrued expenses	(75,676)	(263,661)	454,609
Increase (decrease) in income tax payables	13,320	512	(4,397)
Expense from amortization of marketable securities bonds, net	8,172	13,339	5,316
Net cash provided by (used in) operating activities	31,750	(158,698)	45,770
Cash flows from investing activities:
Purchase of property, plant and equipment	(17,577)	(11,800)	(16,991)
Investment in other intangible assets	(294)	(243)	(161)
Investment in short-term bank deposits, net	(72,394)	(47,586)
Investment in marketable securities	(899,761)	(828,203)	(1,132,501)
Proceeds from marketable securities	866,446	809,119	1,217,386
(Investment in) proceeds from acquisitions and sale of long-lived assets	(1,976)	(99,275)	8
Cash acquired from acquisition		7,407
Net cash (used in) provided by investing activities	(125,556)	(170,581)	67,741
Cash flows from financing activities:
Repurchase of treasury stock		(24,934)	(24,196)
Net cash used in financing activities		(24,934)	(24,196)
Effect of exchange rate changes on cash and cash equivalents	(2,833)	170	2,508
(Decrease) Increase in cash and cash equivalents	(96,639)	(354,043)	91,823
Cash and cash equivalents at the beginning of the period	251,134	605,177	513,354
Cash and cash equivalents at the end of the period	154,495	251,134	605,177
Cash paid during the year for:
Income taxes	4,175	7,753	29,377
Cash received during the year for:
Income taxes	14,156	2,351	4,093
Non-cash investing transactions:
Purchase of property, plant and equipment included in accounts payable	1,242	1,468	2,997
Adjustment to purchase price	4,652
Investment in intangible assets on credit			15
Non-cash financing transactions:
Purchase of treasury stock			782
Purchase of marketable securities	$ 3,038	$ 3,848	$ 9,417